28. OPERATING COSTS AND EXPENSES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information of outsourced services [abstract]
Meter reading and bill delivery	R$ 127	R$ 128	R$ 129
Communication	71	69	80
Maintenance and conservation of electrical facilities and equipment	443	404	323
Building conservation and cleaning	108	110	110
Contracted labor	9	17	21
Freight and airfares	2	7	7
Accommodation and meals	9	14	12
Security services	19	18	20
Consultant	41	24	16
Maintenance and conservation of furniture and utensils	6	5	4
Information technology	80	63	59
Maintenance and conservation of vehicles	2	3	2
Disconnection and reconnection	39	70	62
Environmental services	10	14	14
Legal services	21	28	27
Tree pruning	48	46	28
Cleaning of power line pathways	75	61	41
Copying and legal publications	17	21	21
Inspection of customer units	35	14	10
Other expenses	103	123	101
Outsourced services	R$ 1,265	R$ 1,239	R$ 1,087